Equity - Reserves and Retained Earnings	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Equity - Reserves and Retained Earnings
NOTE 24. EQUITY – RESERVES AND RETAINED EARNINGS

	Consolidated
	June 30, 2026	June 30, 2025
	A$	A$
(a) Reserves
Options issued reserve	19,116,205	19,116,205
Conversion feature of convertible note reserve	—	2,589,486
Foreign currency translation reserve	11,303,835	16,807,559
Share-based payment reserve	4,257,224	4,471,605

	34,677,264	42,984,855

Movement in options issued reserve were as follows:
Opening balance and closing balance	19,116,205	19,116,205
Movements in conversion feature of convertible note reserve:
Opening balance	2,589,486	2,589,486
Transfer to accumulated losses on conversion of Convertible Notes	(2,006,280)	—
Transfer to contributed equity on conversion of Convertible Notes	(583,206)	—

Ending balance	—	2,589,486

Movement in foreign currency translation reserve were as follows:
Opening balance	16,807,559	2,423,316
Currency translation differences arising during the year	(5,503,724)	14,384,243

Ending balance	11,303,835	16,807,559

Movement in share-based payment reserve were as follows
Opening balance	4,471,605	5,934,705
Option and Performance rights expensed during the year	1,589,774	1,163,543
Exercise of vested performance rights transferred to contributed equity	(1,804,155)	(2,626,643)

Ending balance	4,257,224	4,471,605

(b) Accumulated losses
Movement in accumulated losses were as follows:
Opening balance	(444,081,322)	(382,647,157)
Net loss for the year	(79,304,563)	(61,434,165)
Transfer from conversion feature of convertible note reserve on conversion of convertible notes	2,006,280	—
Transfer from convertible note liability on conversion of convertible notes	583,206	—

Ending Balance	(520,796,399)	(444,081,322)

Nature and purpose of reserves
(i) Conversion feature of convertible note reserve
This amount relates to the conversion feature of the convertible note issued to Ridgeback Capital Investments which has been measured at fair value at the time of issue as required by AASB 2 (IFRS 2).
(ii) Foreign currency translation reserve
Exchange differences arising on translation of the foreign controlled entities are recognized in other comprehensive income as described in note 1(d) and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.
(iii) Share-based payments reserve
The share-based payments reserve is used to recognize the grant date fair value of options and performance rights issued to employees and other parties but not exercised. For a reconciliation of movements in the share-based payment reserves refer to note 35.